Income tax expense - Summary of reconciliation between the Groups actual tax charge and statutory income tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income tax expense
Loss before income tax	¥ (810,630)	$ (117,530)	¥ (502,598)	¥ (3,069,043)
Tax credits calculated at statutory tax rate of 25%	(202,658)		(125,650)	(767,261)
Effects of preferential tax rates and different tax rates in other jurisdictions	76,018		51,843	18,900
Expenses not deductible for income tax purpose	36,891		29,102	722,458
Super deduction of research and development expenses	(11,056)		(11,416)	(8,390)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	100,805		56,121	34,293
Income tax expense	¥ 0		¥ 0	¥ 0